Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)		Preferred Stock [Member] Series A Preferred Stock [Member]		Preferred Stock [Member] Series B Preferred Stock [Member]		Preferred Stock [Member] Series Seed Preferred Stock [Member]		Ordinary Shares [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance, value at Dec. 31, 2020		$ 701	[1]		[1]		[1]	$ 8,151	[1]	$ 12,443,460	$ (13,599,958)	$ 630	$ (1,147,016)
Balance, shares at Dec. 31, 2020	[1]	7,013,190				7,020		74,094	[2]
Issuance of ordinary shares upon vesting of restricted stock awards			[1]		[1]		[1]	$ 507	[1]	(507)
Issuance of ordinary shares upon vesting of restricted stock awards, shares	[1],[2]							4,612
Share-based compensation			[1]		[1]		[1]		[1]	235,404			235,404
Issuance of Series A2 preferred stock in connection with exercise of warrants		$ 44	[1]		[1]				[1]	191,421			191,465
Issuance of Series A2 preferred stock in connection with exercise of warrants, shares	[1]	441,605
Foreign currency translation adjustment			[1]		[1]		[1]		[1]			(50,540)	(50,540)
Net loss			[1]		[1]		[1]		[1]		(8,200,805)		$ (8,200,805)
Issuance of ordinary shares for exercise of stock options,shares
Balance, value at Dec. 31, 2021		$ 745	[1]		[1]		[1]	$ 8,658	[1]	12,869,778	(21,800,763)	(49,910)	$ (8,971,492)
Balance, shares at Dec. 31, 2021	[1]	7,454,795				7,020		78,706	[2]
Issuance of ordinary shares upon vesting of restricted stock awards			[1]		[1]		[1]	$ 2,863	[1]	(2,863)
Issuance of ordinary shares upon vesting of restricted stock awards, shares	[1],[2]							26,031
Share-based compensation					[1]		[1]		[1]	1,004,392			1,004,392
Foreign currency translation adjustment			[1]		[1]		[1]		[1]			88,881	88,881
Net loss			[1]		[1]		[1]		[1]		(8,187,182)		(8,187,182)
Issuance of stock in connection with Merger, net of cost		$ (115)	[1]	$ 739	[1]		[1]	$ 69,867	[1]	11,584,627			11,655,118
Issuance of stock in connection with merger net of cost, shares	[1]	(1,147,957)		7,389,851				635,155	[2]
Issuance of Series B preferred shares related to PIPE investment			[1]	$ 106	[1]		[1]		[1]	3,499,894			3,500,000
Issuance of series B preferred shares related to PIPE investment, shares	[1]			1,060,606
Issuance of Series A4 preferred shares for cash and note conversion, net of costs		$ 129	[1]		[1]		[1]		[1]	2,432,301			2,432,430
Issuance of Series A4 preferred shares for cash and note conversion, net of costs, shares	[1]	1,285,714
Issuance of ordinary shares from conversion of preferred stock		$ (66)	[1]	$ (94)	[1]		[1]	$ 60,219	[1]	(60,059)
Issuance of ordinary shares from conversion of preferred stock, shares	[1]	(657,724)		(942,612)				547,445	[2]
Issuance of ordinary shares from conversion and exercise of warrants			[1]		[1]		[1]	$ 27,926	[1]	(25,826)			2,100
Issuance of ordinary shares from conversion and exercise of warrants, shares	[1],[2]							253,873
Issuance of ordinary shares for cash, net of issuance costs			[1]		[1]		[1]	$ 4,400	[1]	930,600			935,000
Issuance of ordinary shares for cash, net of issuance costs, shares	[1],[2]							40,000
Issuance of restricted stock in exchange for professional services			[1]		[1]		[1]	$ 2,423	[1]	480,577			483,000
Issuance of restricted stock in exchange for professional services, shares	[1],[2]							22,031
Issuance of ordinary shares for exercise of stock options			[1]		[1]		[1]	$ 4,801	[1]	184,415			$ 189,216
Issuance of ordinary shares for exercise of stock options,shares								43,642	[1],[2]				43,642
Balance, value at Dec. 31, 2022		$ 693	[1]	$ 751	[1]		[1]	$ 181,157	[1]	$ 32,897,836	$ (29,987,945)	$ 38,971	$ 3,131,463
Balance, shares at Dec. 31, 2022	[1]	6,934,828		7,507,845		7,020		1,646,883	[2]

[1]	Reflects reverse split of 2.2:1 as approved by the Board of Directors of Hudson Capital on January 21, 2022, effective as of February 14, 2022. Hudson Capital’s ordinary shares began trading on a split adjusted basis on February 15, 2022.
[2]	Reflects reverse split of 10:1 as approved by the Board of Directors of Freight Technologies, Inc on March 3, 2023, effective as of March 24, 2023.